Financial Instruments - Summary of Fair Value of Financial Instruments Not Measured at Fair Value on Recurring Basis (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Financial assets not measured at fair value
Finance receivables	$ 4,384.5	₨ 332,312.1	₨ 347,149.1
Financial assets not measured at fair value	16,210.9	1,228,672.5	1,286,482.1
Financial liabilities not measured at fair value
Short-term debt (excluding current portion of long-term debt)	2,292.9	173,783.7	216,627.9
Long-term debt (including current portion of long-term debt)	16,134.6	1,222,878.4	1,142,309.2
Financial liabilities not measured at fair value	31,130.2	2,359,432.4	2,344,421.8
Not measured at fair value on recurring basis [Member]
Financial assets not measured at fair value
Finance receivables		194,052.0	270,608.8
Other investments		174,477.1	160,788.4
Financial assets not measured at fair value	4,862.3	368,529.1	431,397.2
Financial liabilities not measured at fair value
Short-term debt (excluding current portion of long-term debt)		173,783.8	216,627.9
Long-term debt (including current portion of long-term debt)		1,223,740.8	1,093,175.6
Financial liabilities not measured at fair value	18,439.0	1,397,524.6	1,309,803.5
Not measured at fair value on recurring basis [Member] | Level 1 [Member]
Financial assets not measured at fair value
Other investments		174,477.1	160,788.4
Financial assets not measured at fair value	2,302.0	174,477.1	160,788.4
Financial liabilities not measured at fair value
Long-term debt (including current portion of long-term debt)		571,882.4	547,498.3
Financial liabilities not measured at fair value	7,545.4	571,882.4	547,498.3
Not measured at fair value on recurring basis [Member] | Level 2 [Member]
Financial liabilities not measured at fair value
Short-term debt (excluding current portion of long-term debt)		173,783.8	216,627.9
Long-term debt (including current portion of long-term debt)		651,858.4	545,677.3
Financial liabilities not measured at fair value	10,893.6	825,642.2	762,305.2
Not measured at fair value on recurring basis [Member] | Level 3 [Member]
Financial assets not measured at fair value
Finance receivables		194,052.0	270,608.8
Financial assets not measured at fair value	$ 2,560.3	₨ 194,052.0	₨ 270,608.8